Segmented Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Sales	$ 20,701	$ 9,988
Royalty revenue	14,060	2,037
Cost of Sales	15,106	9,989
Depletion	6,177	843
Change in fair value of Greenstone gold interest	32,922	14,060
Impairment of royalty interest		8,350
Income (loss) before income taxes	29,602	(874)
Cash flow from operating activities	16,945	7,397
Operating expenses	7,640	5,526
Foreign exchange loss	(548)	780
Finance and interest expense net of interest income	12,162	3,579
Change in fair value of derivative liability	3,285	400
Foreign exchange loss	5	(798)
Income taxes paid	559	509
Movement in working capital	7,740	(857)
Operating segments
Segmented Information
Sales	20,701	9,988
Royalty revenue	14,060	2,037
Cost of Sales	15,106	9,989
Depletion	6,177	843
Change in fair value of Greenstone gold interest	32,922	14,060
Impairment of royalty interest		8,350
Income (loss) before income taxes	46,400	6,903
Cash flow from operating activities	31,235	10,026
Material reconciling items
Segmented Information
Income (loss) before income taxes	(16,798)	(7,777)
Cash flow from operating activities	(14,290)	(2,629)
Operating expenses	(7,640)	(5,526)
Foreign exchange loss	(548)	780
Finance and interest expense net of interest income	(11,895)	(3,431)
Change in fair value of derivative liability	3,285	400
Operating expenses	(5,966)	(2,961)
Foreign exchange loss	(25)	(16)
Income taxes paid	(559)	(509)
Movement in working capital	(7,740)	857
Blackwater, Canada | Operating segments
Segmented Information
Royalty revenue	1,209
Depletion	321
Income (loss) before income taxes	888
Cash flow from operating activities	1,209
Cui Cui, Brazil | Operating segments
Segmented Information
Royalty revenue	250
Income (loss) before income taxes	250
Cash flow from operating activities	250
Greenstone, Canada | Operating segments
Segmented Information
Sales	14,425	9,988
Cost of Sales	14,475	9,989
Change in fair value of Greenstone gold interest	32,922	14,060
Income (loss) before income taxes	32,872	14,059
Cash flow from operating activities	11,530	7,990
Kiaka, Burkina Faso | Operating segments
Segmented Information
Royalty revenue	8,101
Depletion	1,592
Income (loss) before income taxes	6,509
Cash flow from operating activities	8,101
Kolpa, Peru | Operating segments
Segmented Information
Sales	3,860
Cost of Sales	388
Depletion	2,227
Income (loss) before income taxes	1,245
Cash flow from operating activities	3,473
Mercedes, Mexico | Operating segments
Segmented Information
Royalty revenue	2,090	2,037
Depletion	910	843
Impairment of royalty interest		8,350
Income (loss) before income taxes	1,180	(7,156)
Cash flow from operating activities	2,090	$ 2,036
Rosh Pinah, Namibia | Operating segments
Segmented Information
Sales	2,416
Cost of Sales	243
Depletion	651
Income (loss) before income taxes	1,522
Cash flow from operating activities	2,172
Santa Rita, Brazil | Operating segments
Segmented Information
Royalty revenue	2,410
Depletion	476
Income (loss) before income taxes	1,934
Cash flow from operating activities	$ 2,410